RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Due from related parties	$ 548	$ 412
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	609	556
Financial instrument assets	116	108
Due from related parties	558	414
Long-term receivables	30	28
Total	$ 1,313	$ 1,106